DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  It is a pleasure to introduce John S. Cone who has been managing Dreyfus Premier Market Neutral Fund since its inception June 29, 1998.

  John is Executive Vice President of Franklin Portfolio Associates, one of the investment management firms with which we are affiliated as members of the Mellon Bank family. He joined Franklin in 1982.

  A Chartered Financial Analyst, John has an extensive background in computer modeling and quantitative methods. A graduate of Rice University, he earned his Masters degree at the Krannert Graduate School of Management at Purdue University, where he was honored as a Krannert Associates Fellow. He is a member of the Boston Security Analysts Society and the Chicago Quantitative Alliance.

  We   have   every   confidence   in   John  Cone' s  ability  to  manage  this
Dreyfus-sponsored Fund.

                                   Sincerely,


                                   [Stephen E. Canter signature logo}



                                   Stephen E. Canter

                                   Chief Investment Officer

October 22, 1998

New York, N.Y.



DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  This is the first report to shareowners for Dreyfus Premier Market Neutral Fund, which started operations on June 29, 1998 and marked its first annual reporting period September 30, 1998.

As you know, stocks suffered a severe setback during the three months that the Fund has been in existence, making it very difficult to generate positive returns during this initial quarter.

  Performance figures for the Fund' s various classes of shares, and for its relevant benchmark, are show below:

                                                      Total Return*

                                             June 29, 1998-September 30, 1998
                                                ____________________________

      Class A Shares                                     -7.12%

      Class B Shares                                     -7.28%

      Class C Shares                                     -7.12%

      Class R Shares                                     -7.04%

      Return on 90-Day Treasury Bills **                  1.21%


MARKET ENVIRONMENT/PORTFOLIOFOCUS

The Dreyfus Premier Market Neutral Fund is managed with a quantitative process which drives security selection and weighting in the long and short portfolios. The stock selection approach we employ utilizes both "value" and "growth" components. The value components of our process performed inversely during the third quarter and were the source of the poor absolute performance. The negative performance of the equity markets in general coincided with the performance of the Fund, as it was constructed and maintained in a market neutral mode

  The events of the summer in financial markets have been both dramatic and unusual. I feel that it is appropriate to outline my understanding of what has been happening, and specifically to discuss the impact on our investment process. You no doubt are aware that this has been a difficult period for money managers generally, and we ourselves have not been immune from this.

  The third calendar quarter was characterized generally by rapidly increasing awareness of economic and market risks. In reality none of these risks was new, but the third quarter was when market participants finally chose to focus on them. The major concerns range from domestic fears of a corporate profit slowdown to global issues that include the continuing, grave problems of Asia
and    de    facto    Russian    debt    default.

  This new focus on risk is self-evident in the financial data for the period. The Standard & Poor' s 500 Composite Stock Price Index fell 9.92% over the quarter. The credit spread -- the yield premium paid by corporate bonds above Treasury bonds -- rose by 1.04%. This is not only the biggest quarterly increase this decade, but is more than twice as large as the second biggest increase of 0.44% in February 1991. The events over the third quarter were thus quantifiably extreme.

  Conventional value-type strategies are expected to perform well in difficult economic and market conditions; value strategies are commonly considered " defensive." However, our research clearly demonstrates that on those rare occasions when deterioration of expectations is both large and rapid, value strategies in fact perform badly. In particular, very large increases in the credit spread tend to be associated with negative relative returns to value

  There are a number of potential explanations for this. The most likely of these is that in situations of rapidly increasing risk, the premium that the market will pay for "quality" or "safety" increases dramatically in relative terms. Thus, while a market-wide increase in the risk premium will tend to favor value stocks -- hence the common notion that value is defensive -- in extreme circumstances this is more than offset by the revised relative premiums paid for " quality." It is unfortunate but true that almost by definition large movements in perceived risk cannot be forecast.

PORTFOLIO FOCUS

  The stock selection models that we employ utilize a variety of information types, including but not limited to measures of value. Our overall approach thus includes a tendency to favor value stocks; accordingly, at the portfolio level there is a deliberate bias towards value. While this bias is relatively modest compared to a more extreme "pure" value approach, it is nevertheless present.

  Therefore, on the basis of the preceding discussion, the events of the summer were likely to have a negative impact on our performance, and this has in fact been the case.

  While we are always concerned whenever returns are below benchmark, we do not in the present circumstances see any reason to modify our core investment process. The events of recent months have been highly unusual. Though their impact on returns was negative, they do not constitute a strong case for making changes in our underlying approach to security selection.

  When viewed over the long-term, the performance of the stock market has been positive. However, short-term periods of negative return are not new to the market, nor are they uncommon. While past performance cannot guarantee future results, we believe in the strength of our investment process.

  Thank you for your participation in the Fund.

                                           Sincerely,


                                           [John S. Cone signature logo]


                                           John S. Cone

                                           Portfolio Manager

October 22, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.

**90-Day Treasury bill returns are an average-price based return on all three-month Treasury bill auctions over the course of the previous month.

DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                   SEPTEMBER 30, 1998

Common Stocks--82.8%                                                                                 Shares            Value
-------------------------------------------------------                                           ___________        __________
         Commercial Services--4.6%  Donnelley (R.R.) & Sons  . . . . . . . . . . . . . . .                800       $    28,150

                                    Ikon Office Solutions  . . . . . . . . . . . . . . . .              3,300            23,719

                                    Ogden  . . . . . . . . . . . . . . . . . . . . . . . .                300             8,531

                                    Supervalu  . . . . . . . . . . . . . . . . . . . . . .              4,800           111,900

                                    Wallace Computer Services  . . . . . . . . . . . . . .              2,500            44,844

                                                                                                                    ___________

                                                                                                                        217,144

                                                                                                                    ___________

           Consumer Durables--2.5%  International Game Technology  . . . . . . . . . . . .              2,300            42,694

                                    Maytag . . . . . . . . . . . . . . . . . . . . . . . .                700            33,425

                                    Rubbermaid . . . . . . . . . . . . . . . . . . . . . .                300             7,181

                                    Shaw Industries  . . . . . . . . . . . . . . . . . (a)              1,800            29,250

                                    Whirlpool  . . . . . . . . . . . . . . . . . . . . . .                100             4,700

                                                                                                                    ___________

                                                                                                                        117,250

                                                                                                                    ___________

       Consumer Non-Durables--5.8%  Dole Food  . . . . . . . . . . . . . . . . . . . . . .              1,700            61,413

                                    Flowers Industries . . . . . . . . . . . . . . . . . .              3,500            76,344

                                    Fruit of the Loom, Cl. A . . . . . . . . . . . . . (a)              4,800            72,300

                                    Interstate Bakeries  . . . . . . . . . . . . . . . . .                400            12,400

                                    Universal  . . . . . . . . . . . . . . . . . . . . . .              1,500            53,625

                                                                                                                    ___________

                                                                                                                        276,082

                                                                                                                    ___________

           Consumer Services--8.1%  Brinker International  . . . . . . . . . . . . . . (a)              1,600            30,000

                                    Hollinger International, Cl. A . . . . . . . . . . . .              7,500           107,812

                                    Host Marriott  . . . . . . . . . . . . . . . . . . (a)              5,800            73,587

                                    Knight-Ridder  . . . . . . . . . . . . . . . . . . . .              2,500           111,250

                                    Tribune  . . . . . . . . . . . . . . . . . . . . . . .              1,300            65,406

                                                                                                                    ___________

                                                                                                                        388,055

                                                                                                                    ___________

       Electronic Technology--3.8%  Apple Computer . . . . . . . . . . . . . . . . . . (a)              1,200            45,750

                                    EG&G . . . . . . . . . . . . . . . . . . . . . . . . .              4,300            97,288

                                    Thermo Instrument Systems  . . . . . . . . . . . . (a)              3,600            39,600

                                                                                                                    ___________

                                                                                                                        182,638

                                                                                                                    ___________

                    Finance--13.7%  CIGNA  . . . . . . . . . . . . . . . . . . . . . . . .              1,200            79,350

                                    CarrAmerica Realty . . . . . . . . . . . . . . . . . .              2,500            57,031

                                    City National  . . . . . . . . . . . . . . . . . . . .              2,200            68,887

                                    Commerce Bancshares  . . . . . . . . . . . . . . . . .                200             7,875

                                    Edwards (A.G.) . . . . . . . . . . . . . . . . . . . .              1,200            36,375

                                    Equitable  . . . . . . . . . . . . . . . . . . . . . .              1,600            66,200

                                    GATX . . . . . . . . . . . . . . . . . . . . . . . . .              3,400           112,412

                                    Golden State Bancorp . . . . . . . . . . . . . . . (a)              1,100            21,931

                                    Lehman Brothers Holdings . . . . . . . . . . . . . . .              1,200            33,900

                                    Liberty Property Trust . . . . . . . . . . . . . . . .              2,200            52,388

                                    North Fork Bancorp . . . . . . . . . . . . . . . . . .              1,800            36,000

                                    Republic New York  . . . . . . . . . . . . . . . . . .              2,000            79,000

                                    Trustmark  . . . . . . . . . . . . . . . . . . . . . .                100             1,550

                                                                                                                    ___________

                                                                                                                        652,899

                                                                                                                    ___________

             Health Services--5.3%  Beverly Enterprises  . . . . . . . . . . . . . . . (a)              5,700            45,600

                                    Cardinal Health  . . . . . . . . . . . . . . . . . . .                100            10,325

                                    HEALTHSOUTH  . . . . . . . . . . . . . . . . . . . (a)              2,300            24,294

DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                       SEPTEMBER 30, 1998

Common Stocks (continued)                                                                            Shares            Value
-------------------------------------------------------                                           ___________        __________


       Health Services (continued)  Integrated Health Services . . . . . . . . . . . . . .              2,900      $     48,756

                                    PacifiCare Health Systems, Ser. B  . . . . . . . . (a)                900            67,050

                                    United Healthcare  . . . . . . . . . . . . . . . . . .              1,600            56,000

                                                                                                                    ___________

                                                                                                                        252,025

                                                                                                                    ___________

            Health Technology--.5%  ICN Pharmaceuticals  . . . . . . . . . . . . . . . . .              1,300            22,750

                                                                                                                    ___________

         Industrial Services--1.8%  Fluor  . . . . . . . . . . . . . . . . . . . . . . . .              1,500            61,594

                                    Republic Industries  . . . . . . . . . . . . . . . (a)              1,700            24,756

                                                                                                                    ___________

                                                                                                                         86,350

                                                                                                                    ___________

          Process Industries--6.4%  Crompton & Knowles . . . . . . . . . . . . . . . . . .              4,600            66,988

                                    Engelhard  . . . . . . . . . . . . . . . . . . . . . .              3,000            53,062

                                    Goodrich (B.F.)  . . . . . . . . . . . . . . . . . . .              2,200            71,912

                                    International Specialty Products . . . . . . . . . (a)              1,100            13,475

                                    Lyondell Chemical  . . . . . . . . . . . . . . . . . .                300             6,675

                                    RPM  . . . . . . . . . . . . . . . . . . . . . . . . .              6,500            93,844

                                                                                                                    ___________

                                                                                                                        305,956

                                                                                                                   ___________

      Producer Manufacturing--6.2%  Aeroquip-Vickers . . . . . . . . . . . . . . . . . . .              1,000            28,750

                                    Dana . . . . . . . . . . . . . . . . . . . . . . . . .                400            14,925

                                    Pentair  . . . . . . . . . . . . . . . . . . . . . . .              1,100            35,475

                                    Precision Castparts  . . . . . . . . . . . . . . . . .              1,500            61,875

                                    Thermo Electron  . . . . . . . . . . . . . . . . . (a)              6,700           100,919

                                    Trinity Industries . . . . . . . . . . . . . . . . . .              1,700            55,144

                                                                                                                    ___________

                                                                                                                        297,088

                                                                                                                    ___________

                      Retail--5.1%  Federated Department Stores  . . . . . . . . . . . (a)              1,600            58,200

                                    K mart . . . . . . . . . . . . . . . . . . . . . . (a)              4,800            57,300

                                    Limited  . . . . . . . . . . . . . . . . . . . . . . .              1,300            28,519

                                    Neiman Marcus Group  . . . . . . . . . . . . . . . (a)              1,400            30,275

                                    Office Depot . . . . . . . . . . . . . . . . . . . (a)              1,400            31,413

                                    TJX Cos. . . . . . . . . . . . . . . . . . . . . . . .              2,100            37,406

                                                                                                                    ___________

                                                                                                                        243,113

                                                                                                                    ___________

          Technology Services--.8%  Autodesk . . . . . . . . . . . . . . . . . . . . . . .                700            18,375

                                    Learning Company . . . . . . . . . . . . . . . . . (a)                900            17,831

                                                                                                                    ___________

                                                                                                                         36,206

                                                                                                                    ___________

              Transportation--2.8%  AMR  . . . . . . . . . . . . . . . . . . . . . . . . .              2,400           133,050

                                                                                                                    ___________

                  Utilities--15.4%  AT&T . . . . . . . . . . . . . . . . . . . . . . . . .              2,600           151,937

                                    Citizens Utilities . . . . . . . . . . . . . . . . (a)              6,737            54,736

                                    Florida Progress . . . . . . . . . . . . . . . . . . .                600            25,988

                                    Houston Industries . . . . . . . . . . . . . . . . . .              4,100           127,612

                                    LG&E Energy  . . . . . . . . . . . . . . . . . . . . .              2,200            61,325

                                    New Century Energies . . . . . . . . . . . . . . . . .              2,100           102,244

                                    Paging Network . . . . . . . . . . . . . . . . . . (a)              6,800            41,013

                                    Public Service Enterprise Group  . . . . . . . . . . .              4,300           169,044

                                                                                                                    ___________

                                                                                                                        733,899

                                                                                                                    ___________

                                    TOTAL COMMON STOCKS

                                        (cost $5,062,244)  . . . . . . . . . . . . . . . .                           $3,944,505

                                                                                                                    ___________


DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                       SEPTEMBER 30, 1998


                                                                                                    Principal

Short-Term Investments--1.3%                                                                         Amount           Value
-------------------------------------------------------                                           ___________       ___________

Repurchase Agreement; Bear Stearns & Cos., 5.40% dated 9/30/1998,

                                        due 10/1/1998 in the amount of $62,447

                                        [fully collateralized by $110,000 Federal

                                        National Mortgage Association, Gtd. REMIC

                                        Pass-Thru Ctfs., Ser. 1996-14, Zero Coupon,

                                        4/25/2024, (Principal Only), value $64,109]

                                        (cost $62,447) . . . . . . . . . . . . . . . . . .       $     62,447      $     62,447

                                                                                                                    ___________



TOTAL INVESTMENTS (cost $5,124,691). . . . . . . . . . . . . . . . . . . . . . . . . . . .              84.1%        $4,006,952

                                                                                                      _______       ___________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              15.9%       $   758,878

                                                                                                      _______       ___________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%        $4,765,830

                                                                                                      _______       ___________

Notes to Statement of Investments: -----------------------------------------------------------------------------

(a)  Non-income producing.

                      SEE NOTES TO FINANCIAL STA TEMENTS.

DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

STATEMENT OF SECURITIES SOLD SHORT                         SEPTEMBER 30, 1998

Common Stocks--85.0%                                                                                Shares              Value
-------------------------------------------------------                                           ___________        __________
          Commercial Services--.4%  Lamar Advertising, Cl. A . . . . . . . . . . . . . . .                700      $     19,600

                                                                                                                    ___________

           Consumer Durables--1.8%  Callaway Golf  . . . . . . . . . . . . . . . . . . . .              2,200            23,788

                                    Mattel . . . . . . . . . . . . . . . . . . . . . . . .              2,100            58,800

                                                                                                                    ___________

                                                                                                                         82,588

                                                                                                                    ___________

      Consumer Non-Durables--13.3%  Campbell Soup  . . . . . . . . . . . . . . . . . . . .              2,300           115,431

                                    Clorox . . . . . . . . . . . . . . . . . . . . . . . .              1,600           132,000

                                    Coca-Cola  . . . . . . . . . . . . . . . . . . . . . .                500            28,813

                                    Hershey Foods  . . . . . . . . . . . . . . . . . . . .                200            13,688

                                    International Flavors & Fragrances . . . . . . . . . .                900            29,700

                                    Kellogg  . . . . . . . . . . . . . . . . . . . . . . .              1,200            39,525

                                    Nabisco Holdings, Cl. A  . . . . . . . . . . . . . . .              1,600            57,500

                                    NIKE, Cl. B  . . . . . . . . . . . . . . . . . . . . .              1,900            69,944

                                    RJR Nabisco Holdings . . . . . . . . . . . . . . . . .                500            12,594

                                    Reebok International . . . . . . . . . . . . . . . . .              1,700            23,056

                                    Sara Lee . . . . . . . . . . . . . . . . . . . . . . .                900            48,600

                                    Wrigley, (Wm) Jr.  . . . . . . . . . . . . . . . . . .                800            60,750

                                                                                                                    ___________

                                                                                                                        631,601

                                                                                                                    ___________

          Consumer Services--12.1%  Central Newspapers, Cl. A  . . . . . . . . . . . . . .              2,500           142,500

                                    Harcourt General . . . . . . . . . . . . . . . . . . .              1,900            91,913

                                    MGM Grand  . . . . . . . . . . . . . . . . . . . . . .              1,700            39,206

                                    Mirage Resorts . . . . . . . . . . . . . . . . . . . .              4,200            70,350

                                    Scripps (E.W.), Cl. A  . . . . . . . . . . . . . . . .                200             8,700

                                    Starbucks  . . . . . . . . . . . . . . . . . . . . . .                400            14,475

                                    Tele-Communications, Liberty Media Cl. A . . . . . . .              2,000            73,375

                                    Times Mirror, Cl. A  . . . . . . . . . . . . . . . . .              2,400           127,500

                                    USA Networks . . . . . . . . . . . . . . . . . . . . .                500             9,719

                                                                                                                    ___________

                                                                                                                        577,738

                                                                                                                    ___________

       Electronic Technology--6.0%  Adaptec  . . . . . . . . . . . . . . . . . . . . . . .                700             6,650

                                    Applied Materials  . . . . . . . . . . . . . . . . . .                200             5,050

                                    Boeing . . . . . . . . . . . . . . . . . . . . . . . .              1,800            61,763

                                    Compaq Computer  . . . . . . . . . . . . . . . . . . .              1,000            31,625

                                    KLA-Tencor . . . . . . . . . . . . . . . . . . . . . .              1,100            27,363

                                    Linear Technology  . . . . . . . . . . . . . . . . . .                300            15,000

                                    Perkin-Elmer . . . . . . . . . . . . . . . . . . . . .              1,400            96,162

                                    Rockwell International . . . . . . . . . . . . . . . .                100             3,612

                                    Texas Instruments  . . . . . . . . . . . . . . . . . .                700            36,925

                                    Varian Associates  . . . . . . . . . . . . . . . . . .                100             3,525

                                                                                                                    ___________

                                                                                                                        287,675

                                                                                                                    ___________

                      Energy--2.4%  Atlantic Richfield . . . . . . . . . . . . . . . . . .              1,600           113,500

                                                                                                                    ___________

DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

STATEMENT OF SECURITIES SOLD SHORT (CONTINUED)             SEPTEMBER 30, 1998

Common Stocks (continued)                                                                             Shares           Value
-------------------------------------------------------                                            ___________       __________

                    Finance--11.2%  Catellus Development . . . . . . . . . . . . . . . . .              7,000      $     91,000

                                    First Virginia Banks . . . . . . . . . . . . . . . . .              3,000           133,313

                                    Franklin Resources . . . . . . . . . . . . . . . . . .              1,300            39,000

                                    Schwab (Charles) . . . . . . . . . . . . . . . . . . .                400            15,750

                                    T. Rowe Price Associates . . . . . . . . . . . . . . .              2,000            58,750

                                    U.S. Bancorp . . . . . . . . . . . . . . . . . . . . .              3,300           117,356

                                    Union Planters . . . . . . . . . . . . . . . . . . . .              1,000            50,250

                                    Wesco Financial  . . . . . . . . . . . . . . . . . . .                100            29,200

                                                                                                                    ___________

                                                                                                                        534,619

                                                                                                                    ___________

           Health Technology--4.7%  Boston Scientific  . . . . . . . . . . . . . . . . . .              1,000            51,375

                                    Immunex  . . . . . . . . . . . . . . . . . . . . . . .                400            22,150

                                    Medtronic  . . . . . . . . . . . . . . . . . . . . . .              2,600           150,475

                                                                                                                    ___________

                                                                                                                        224,000

                                                                                                                    ___________

         Industrial Services--1.9%  CalEnergy  . . . . . . . . . . . . . . . . . . . . . .              3,000            79,500

                                    Nabors Industries  . . . . . . . . . . . . . . . . . .                300             4,556

                                    Rowan Cos. . . . . . . . . . . . . . . . . . . . . . .                700             7,831

                                                                                                                    ___________

                                                                                                                         91,887

                                                                                                                    ___________

       Minerals (Non-Energy)--2.1%  Newmont Mining . . . . . . . . . . . . . . . . . . . .              1,000            24,250

                                    Phelps Dodge . . . . . . . . . . . . . . . . . . . . .              1,400            73,062

                                                                                                                    ___________

                                                                                                                         97,312

                                                                                                                    ___________

          Process Industries--4.7%  Corning  . . . . . . . . . . . . . . . . . . . . . . .                300             8,831

                                    duPont (E.I.) de Nemours & Co. . . . . . . . . . . . .              1,300            72,962

                                    Hercules . . . . . . . . . . . . . . . . . . . . . . .              2,400            72,150

                                    Sealed Air . . . . . . . . . . . . . . . . . . . . . .              1,100            35,062

                                    Millipore  . . . . . . . . . . . . . . . . . . . . . .              1,800            34,312

                                                                                                                    ___________

                                                                                                                        223,317

                                                                                                                    ___________

      Producer Manufacturing--3.2%  AGCO     . . . . . . . . . . . . . . . . . . . . . . .              1,700            11,263

                                    Harnischfeger Industries . . . . . . . . . . . . . . .              2,200            24,750

                                    Minnesota Mining & Manufacturing . . . . . . . . . . .              1,600           117,900

                                                                                                                    ___________

                                                                                                                        153,913

                                                                                                                    ___________

                Retail Trade--5.6%  Amazon.Com . . . . . . . . . . . . . . . . . . . . . .                400            44,650

                                    CompUSA  . . . . . . . . . . . . . . . . . . . . . . .              4,000            69,250

                                    Consolidated Stores  . . . . . . . . . . . . . . . . .              2,800            54,950

                                    CVS  . . . . . . . . . . . . . . . . . . . . . . . . .                100             4,381

                                    Fastenal . . . . . . . . . . . . . . . . . . . . . . .              1,700            42,500

                                    Winn-Dixie Stores  . . . . . . . . . . . . . . . . . .              1,400            52,063

                                                                                                                    ___________

                                                                                                                        267,794

                                                                                                                    ___________

          Technology Services--.9%  Computer Associates International  . . . . . . . . . .              1,200            44,400

                                                                                                                    ___________

DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

STATEMENT OF SECURITIES SOLD SHORT (CONTINUED)             SEPTEMBER 30, 1998

Common Stocks (continued)                                                                             Shares           Value
-------------------------------------------------------                                            ___________       __________


              Transportation--4.2%  Southwest Airlines . . . . . . . . . . . . . . . . . .              1,800      $     36,000

                                    Union Pacific  . . . . . . . . . . . . . . . . . . . .              2,200            93,775

                                    US Airways Group . . . . . . . . . . . . . . . . . . .              1,400            70,875

                                                                                                                    ___________

                                                                                                                        200,650

                                                                                                                    ___________

                  Utilities--10.5%  Century Telephone Enterprises  . . . . . . . . . . . .                700            33,075

                                    Cincinnati Bell  . . . . . . . . . . . . . . . . . . .                200             5,200

                                    Entergy  . . . . . . . . . . . . . . . . . . . . . . .              5,200           159,900

                                    GPU  . . . . . . . . . . . . . . . . . . . . . . . . .                300            12,750

                                    Intermedia Communications  . . . . . . . . . . . . . .              1,500            36,844

                                    Illinova     . . . . . . . . . . . . . . . . . . . . .              2,200            63,112

                                    Peoples Energy . . . . . . . . . . . . . . . . . . . .              2,900           104,400

                                    Telephone & Data Systems . . . . . . . . . . . . . . .              2,400            83,700

                                                                                                                    ___________

                                                                                                                        498,981

                                                                                                                    ___________

                                    TOTAL INVESTMENTS IN SECURITIES

                                        SOLD SHORT (proceeds $4,774,259) . . . . . . . . .                           $4,049,575

                                                                                                                    ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                        SEPTEMBER 30, 1998

                                                                                                       Cost           Value

                                                                                                   __________       ___________
ASSETS:                          Investments in securities--See Statement of
                                   Investments--Note 1(b)  . . . . . . . . . . . . . . . .         $5,124,691        $4,006,952

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                                4,523

                                 Receivable from brokers for proceeds
                                   on securities sold short  . . . . . . . . . . . . . . .                            4,674,259

                                 Dividends and interest receivable . . . . . . . . . . . .                               60,723

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               94,900

                                                                                                                    ___________

                                                                                                                      8,841,357

                                                                                                                    ___________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                                1,624

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                                2,431

                                 Securities sold short, at value

                                   (proceeds $4,774,259)--see statement  . . . . . . . . .                            4,049,575

                                 Dividends payable on securities sold short  . . . . . . .                                5,672

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               16,225

                                                                                                                    ___________

                                                                                                                      4,075,527

                                                                                                                    ___________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $4,765,830

                                                                                                                    ___________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                           $5,126,526

                                 Accumulated undistributed investment income--net  . . . .                               45,141

                                 Accumulated net realized gain (loss) on investments . . .                              (12,782)

                                 Accumulated net unrealized appreciation (depreciation)

                                   on investments and securities sold short--Note 3(b) . .                             (393,055)

                                                                                                                    ___________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $4,765,830

                                                                                                                    ___________

                                                    NET ASSET VALUE PER SHARE

                                                  _____________________________

                                                              Class A            Class B           Class C           Class R

                                                            ___________       ___________       ___________        ___________

Net Assets . . . . . . . . . . . . . . . . . . . . . .        $1,868,900         $1,967,690          $464,384          $464,856

Shares Outstanding . . . . . . . . . . . . . . . . . .           161,000            169,842            40,000            40,000

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . .            $11.61             $11.59            $11.61            $11.62

                                                                 _______            _______           _______           _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FROM JUNE 29, 1998 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1998

INVESTMENT INCOME
INCOME:                          Interest  . . . . . . . . . . . . . . . . . . . . . . . .         $   67,708

                                 Cash dividends  . . . . . . . . . . . . . . . . . . . . .             19,004

                                                                                                   __________

                                        Total Income . . . . . . . . . . . . . . . . . . .                           $   86,712

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . . . . . .             18,944

                                 Dividends on securities sold short  . . . . . . . . . . .             16,238

                                 Auditing fees . . . . . . . . . . . . . . . . . . . . . .             10,000

                                 Distribution fees--Note 2(b)  . . . . . . . . . . . . . .              4,794

                                 Shareholder servicing costs--Note 2(c)  . . . . . . . . .              2,972

                                 Legal fees  . . . . . . . . . . . . . . . . . . . . . . .              2,000

                                 Registration fees . . . . . . . . . . . . . . . . . . . .              1,952

                                 Prospectus and shareholders' reports  . . . . . . . . . .              1,672

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .                320

                                 Directors' fees and expenses--Note 2(d) . . . . . . . . .                216

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              7,448

                                                                                                   __________

                                        Total Expenses . . . . . . . . . . . . . . . . . .             66,556

                                 Less--expense reimbursement from Dreyfus

                                    due to undertaking--Note 2(a)  . . . . . . . . . . . .            (20,273)

                                                                                                   __________

                                        Net Expenses . . . . . . . . . . . . . . . . . . .                               46,283

                                                                                                                     __________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               40,429

                                                                                                                     __________

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                    Net realized gain (loss) on investments:

                                    Long transactions  . . . . . . . . . . . . . . . . . .         $  (36,633)

                                    Short sale transactions  . . . . . . . . . . . . . . .             23,851

                                                                                                   __________

                                        Net Realized Gain (Loss) . . . . . . . . . . . . .                              (12,782)

                                 Net unrealized appreciation (depreciation) on investments

                                    and securities sold short  . . . . . . . . . . . . . .                             (393,055)

                                                                                                                     __________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                             (405,837)

                                                                                                                     __________

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . .                           $(365,408)

                                                                                                                     __________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

FROM JUNE 29, 1998 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1998
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $     40,429

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (12,782)

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . . . . . . . . . . . .               (393,055)

                                                                                                                  ___________

         Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . . . . . . . . . .               (365,408)

                                                                                                                  ___________

CAPITAL STOCK TRANSACTIONS:

 Net proceeds from shares sold:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,012,390

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,167,422

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                500,000

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                500,000

  Cost of shares redeemed:

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (48,574)

                                                                                                                  ___________

         Increase (Decrease) in Net Assets from Capital Stock Transactions . . . . . . . . . . . . . .              5,131,238

                                                                                                                  ___________

           Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . .              4,765,830

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     --

                                                                                                                  ___________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             $4,765,830

                                                                                                                  ___________



UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            $    45,141

                                                                                                                  ___________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

FROM JUNE 29, 1998 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1998

CAPITAL SHARE TRANSACTIONS:

 Class A

 _______

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                161,000

                                                                                                                     ________


  Class B

  _______

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                173,948

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (4,106)

                                                                                                                     ________

                    Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . . . . . . . .                169,842

                                                                                                                     ________
  Class C

  _______

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 40,000

                                                                                                                     ________

  Class R

  _______

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 40,000

                                                                                                                     ________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period from June 29, 1998 (commencement of operations) to September 30, 1998. This information has been derived from the Fund's financial statements.


                                                                          Class A        Class B        Class C        Class R

                                                                         ________       ________       ________       ________
PER SHARE DATA:

   Net asset value, beginning of period  . . . . . . . . . . . . .       $  12.50       $  12.50       $  12.50       $  12.50

                                                                         ________       ________       ________       ________

   Investment Operations:

   Investment income--net (1)  . . . . . . . . . . . . . . . . . .            .11            .09            .09            .11

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . . . . . . . . .          (1.00)         (1.00)          (.98)          (.99)

                                                                         ________       ________       ________       ________

   Total from Investment Operations  . . . . . . . . . . . . . . .           (.89)          (.91)          (.89)          (.88)

                                                                         ________       ________       ________       ________

   Net asset value, end of period  . . . . . . . . . . . . . . . .        $  11.61      $  11.59       $  11.61       $  11.62

                                                                         ________       ________       ________       ________


TOTAL INVESTMENT RETURN (2). . . . . . . . . . . . . . . . . . . .          (7.12%)(3)     (7.28%)(3)     (7.12%)(3)     (7.04%)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of operating expenses to average net assets (2) . . . . .            .51%           .71%           .71%           .51%

   Ratio of dividends on securities sold short to
       average net assets (2)  . . . . . . . . . . . . . . . . . .            .33%           .33%           .33%           .33%

   Ratio of net investment income
       to average net assets (2) . . . . . . . . . . . . . . . . .            .92%           .73%           .73%           .92%

   Decrease reflected in above expense ratios
       due to undertaking by the Manager (2) . . . . . . . . . . .            .42%           .41%           .42%           .38%

   Portfolio Turnover Rate (2) . . . . . . . . . . . . . . . . . .          36.54%         36.54%         36.54%         36.54%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . .          $1,869         $1,968           $464           $465
-----------------------------

(1)  Based on average shares outstanding.

(2)  Not annualized.

(3)  Exclusive of sales load.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier Market Neutral Fund (the "Fund") is a separate diversified series of Dreyfus Premier Equity Funds, Inc., (the "Company" ) which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company and operates as a series company currently offering four series, including the Fund which commenced operations on June 29, 1998. The Fund' s investment objective is long-term capital appreciation, while maintaining minimum exposure to general equity market risk. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund' s shares. The Fund is authorized to issue 50 million shares of $1.00 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C and Class R shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

  As of September 30, 1998, MBIC Investment Corp., an indirect subsidiary of Mellon Bank Corporation, held the following shares:

Class A...............160,000   Class C.....................40,000

Class B...............160,000   Class R.....................40,000

  The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Forward currency exchange contracts are valued at the forward rate.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

  The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund' s Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $11,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 1998. If not applied, the carryover expires in fiscal 2006.

  As of September 30, 1998, the Fund reclassified certain components of net assets. The reclassification resulted in an increase of $4,712 to investment income-net and a decrease of $4,712 to paid-in capital. Net assets were not affected by these reclassifications.

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of 1.50% of the value of the Fund' s average daily net assets and is payable monthly. The Manager had undertaken from June 29, 1998 through September 30, 1998 to reduce the management fee paid by or reimburse such excess expenses of the Fund, to the extent that the Fund's aggregate expenses, excluding 12b-1 distribution fees, taxes, brokerage, interest on borrowings (which, in the view of Stroock & Stroock & Lavan LLP, counsel to the Fund, also contemplates commitment fees and dividends and interest accrued on securities sold short) and extraordinary expenses exceeded an annual rate of 2.00% of the value of the Fund's average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $20,273 during the period ended September 30, 1998.

(B) Under the Distribution Plan, adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of their average daily net assets. During the period ended September 30, 1998, Class B and Class C shares were charged $3,863 and $931, respectively, pursuant to the Distribution Plan.

  (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor a fee at the annual rate of .25 of 1% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 1998, Class A, Class B and Class C shares were charged $1,248, $1,288 and $310, respectively, pursuant to the Shareholder Services Plan.

DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The  Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the
Manager,   under  a  transfer  agency  agreement  for  providing  personnel  and facilities to perform transfer agency services for the Fund.

  (D) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 3--SECURITIES TRANSACTIONS:

  (A) The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities during the period ended September 30, 1998:


                                            Purchases     Sales

                                           ___________  __________

Long transactions. . . ...................  $6,173,891  $1,075,014

Short sale transactions. . . . ...........     720,332   5,494,590

                                           ___________  __________

   TOTAL . . . . . . . . . . . . . . . . .  $6,894,223  $6,569,604

                                            ___________ ___________



  The Fund is engaged in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.
The Fund would realize a gain if the price of the security declines between those dates. The Fund's long security positions serve as collateral for the open short positions. Securities sold short at September 30, 1998, and their related market values and proceeds are set forth in the Statement of Securities Sold Short.

  (B) At September 30, 1998, accumulated net unrealized depreciation on investments and securities sold short was $393,055, consisting of $883,110 gross unrealized appreciation and $1,276,165 gross unrealized depreciation.

At September 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS PREMIER MARKET NEUTRAL FUND
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF DIRECTORS

DREYFUS PREMIER MARKET NEUTRAL FUND

  We have audited the accompanying statement of assets and liabilities, including the statements of investments and securities sold short, of Dreyfus Premier Market Neutral Fund (one of the Series constituting Dreyfus Premier Equity Funds, Inc.) as of September 30, 1998, and the related statements of operations and changes in net assets and financial highlights for the period from June 29, 1998 (commencement of operations) to September 30, 1998. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Market Neutral Fund at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period from June 29, 1998 to September 30, 1998, in conformity with generally accepted accounting principles.





New York, New York

November 11, 1998


DREYFUS PREMIER MARKET NEUTRAL FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Custodial Trust Company

101 Carnegie Center

Princeton, NJ 08540

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940













Printed in U.S.A.                                              335AR989

                                 ANNUAL REPORT
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                                DREYFUS PREMIER

                                MARKET NEUTRAL

                                     FUND
-------------------------------------------------------------------------------

                              SEPTEMBER 30, 1998